Cover	May 24, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 24, 2024
Entity File Number	000-26119
Entity Registrant Name	Kuber Resources Corporation
Entity Central Index Key	0001081834
Entity Tax Identification Number	87-0629754
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1113, Tower 2, Lippo Centre
Entity Address, Address Line Two	89 Queensway
Entity Address, City or Town	Admiralty
Entity Address, Country	HK
Entity Address, Postal Zip Code	000-000
City Area Code	+852
Local Phone Number	3703 6155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false